REVENUE (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue

	Year Ended December 31,
	2024	2023	2022
	(in thousands)
Services transferred at a point in time	$949,025	$734,924	$661,646
Services transferred over time	55,525	37,890	23,768
Total revenue from fees, net	$1,004,550	$772,814	$685,414